Merchant Cash Advances, Loans and Related Receivables - Summary of MCA, Loans and Related Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Related receivables	$ 0	$ 819	$ 3,179
Merchant cash advances, loans and related receivables, net	470,722	244,723	150,172
Merchant cash advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	439,289	218,840	131,227
Related receivables	0	819
Allowance for credit losses related to uncollectible receivable	(38,264)	(15,816)	(10,420)	$ (10,420)
Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	72,751	43,644	28,547
Allowance for credit losses related to uncollectible receivable	$ (3,054)	$ (2,764)	$ (2,361)	$ (2,361)